Schedule of condensed balance sheet (Details) (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Ordinary stock, shares issued	1,550,071,169
Treasury stock,shares	283,820,445	223,676,230
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Treasury stock,shares	283,820,445	223,676,230
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary stock, par value	$ 0.00001	$ 0.00001
Ordinary stock, authorized	10,000,000,000	10,000,000,000
Ordinary stock, shares issued	983,371,169	980,871,169
Ordinary Stock, shares outstanding	699,550,724	757,194,939
Common Class A [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary stock, par value	$ 0.00001	$ 0.00001
Ordinary stock, authorized	10,000,000,000	10,000,000,000
Ordinary stock, shares issued	983,371,169	980,871,169
Ordinary Stock, shares outstanding	699,550,724	757,194,939
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary stock, par value	$ 0.00001	$ 0.00001
Ordinary stock, authorized	10,000,000,000	10,000,000,000
Ordinary stock, shares issued	566,700,000	569,200,000
Ordinary Stock, shares outstanding	566,700,000	569,200,000
Common Class B [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary stock, par value	$ 0.00001	$ 0.00001
Ordinary stock, authorized	10,000,000,000	10,000,000,000
Ordinary stock, shares issued	566,700,000	569,200,000
Ordinary Stock, shares outstanding	566,700,000	569,200,000